Financial instruments with off-balance sheet risk or concentrations of credit risk	12 Months Ended
Dec. 31, 2020
Guarantees [Abstract]
Financial instruments with off-balance sheet risk or concentrations of credit risk
21. Financial instruments with off-balance sheet risk or concentrations of credit risk
Off-balance sheet risk
There are no off-balance sheet risks associated with the Company’s investment in TP Fund. The Company’s maximum exposure to loss associated with its investment in the TP Fund corresponds to the carrying value of its investments in TP Fund.
Concentrations of credit risk
Investments
The Company’s maximum exposure to loss associated with its investment in the TP Fund corresponds to the carrying value of its investments in TP Fund. The Company does not have any unfunded capital commitments associated with its investment in TP Fund.
Underwriting
The Company is exposed to credit risk through reinsurance contracts with companies that write credit risk insurance. The Company’s portfolio of risk is predominantly U.S. mortgage insurance and mortgage credit risk transfer. The Company provides its clients in these lines of business with reinsurance protection against credit deterioration, defaults or other types of financial non-performance. Loss experience in these lines of business has been very good but is cyclical and is affected by the state of the general economic environment. The Company proactively manages the risks associated with these credit-sensitive lines of business by closely monitoring its risk aggregation and by diversifying the underlying risks where possible. The Company has bought some retrocessional coverage against a subset of these risks.
The Company has exposure to credit risk as it relates to its business written through brokers, if any of the Company’s brokers are unable to fulfill their contractual obligations with respect to payments to the Company. In addition, in some jurisdictions, if the broker fails to make payments to the insured under the Company’s policy, the Company may remain liable to the insured for the deficiency. The Company’s exposure to such credit risk is somewhat mitigated in certain jurisdictions by contractual terms.
The Company has exposure to credit risk related to balances receivable under our reinsurance contracts, including funds withheld and premiums receivable, and the possibility that counterparties may default on their obligations to the Company. The risk of counterparty default is partially mitigated by the fact that any amount owed from a reinsurance counterparty would be netted against any losses or acquisition costs the Company would pay in the future. The Company monitors the collectability of these balances on a regular basis.